OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2024
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥2,246,101	¥1,610,455	$221,606
Distributors and employees	3,073,289	586,929	80,764
Accrued expenses	200,218	229,385	31,564
Others	299,402	342,916	47,187
Total	¥5,819,010	¥2,769,685	$381,121

Schedule Of other payables related party

	June 30,	June 30,	June 30,
	2023	2024	2024
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥1,796,309	¥1,453,910	$200,064
Due to family members of the owners of BHD and FGS	545,159	845,159	116,298
Due to management staff for costs incurred on behalf of the Company	250,927	—	—
Total	¥2,592,395	¥2,299,069	$316,362